Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	9.43%	17.46%	13.51%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P SmallCap 600 Pure Value TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Pure Value TR
Average Annual Return, Percent	5.55%	11.34%	7.32%